As filed with the Securities and Exchange Commission on August 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2012

Date of reporting period:  June 30, 2012

Item 1. Schedules of Investments.

Chase Growth Fund
Schedule of Investments
at June 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.7%
	Aerospace/Aircraft - 2.9%
26,600	Precision Castparts Corp.	$4,375,434

	Beverages - 3.1%
60,030	Coca-Cola Co.	4,693,746

	Broadcast Media - 4.9%
129,400	CBS Corp. - Class B	4,241,732
65,950	DIRECTV - Class A *	3,219,679
		7,461,411

	Chemicals - 3.1%
87,540	FMC Corp.	4,681,639

	Chemicals - Specialty - 2.0%
36,600	Airgas, Inc.	3,074,766

	Computer - Semiconductors - 2.0%
113,300	Intel Corp.	3,019,445

	Computer - Storage - 6.9%
183,180	EMC Corp. *	4,694,903
57,400	Teradata Corp. *	4,133,374
52,700	Western Digital Corp. *	1,606,296
		10,434,573
	Computer Hardware - 9.6%
18,195	Apple Inc. *	10,625,881
19,180	International Business Machines Corp.	3,751,224
		14,377,105
	Computer Software - Desktop/Small Business - 2.5%
123,600	Microsoft Corp.	3,780,924

	Consumer Finance - 2.6%
111,500	Discover Financial Services	3,855,670

	Drugs - Generic - 3.0%
37,850	Perrigo Co.	4,463,651

	Drugs - Proprietary - 5.9%
72,500	Abbott Laboratories	4,674,075
46,210	Allergan, Inc.	4,277,660
		8,951,735
	Energy/Integrated - 3.0%
43,300	Chevron Corp.	4,568,150

	Energy/Oil Service - 2.6%
59,600	National Oilwell Varco, Inc.	3,840,624

	Finance/Information Services - 3.9%
13,600	MasterCard, Inc. - Class A	5,849,496

	Household Products - 2.5%
36,100	Colgate-Palmolive Co.	3,758,010

	Information Services - 2.4%
26,840	Alliance Data Systems Corp. *	3,623,400

	Internet Retail - 3.1%
111,700	eBay, Inc. *	4,692,517

	Machinery - 2.2%
34,130	Cummins Inc.	3,307,538

	Railroad - 3.5%
43,540	Union Pacific Corp.	5,194,757

	Restaurants - 6.8%
34,100	McDonald's Corp.	3,018,873
68,050	Starbucks Corp.	3,628,426
55,710	Yum! Brands, Inc.	3,588,838
		10,236,137
	Retail - Discount - 10.1%
46,010	Costco Wholesale Corp.	4,370,950
82,960	Dollar Tree, Inc. *	4,463,248
51,200	Ross Stores, Inc.	3,198,464
73,900	TJX Companies, Inc.	3,172,527
		15,205,189
	Retail - Drug Stores - 0.9%
29,600	CVS Caremark Corp.	1,383,208

	Retail - Specialty - 4.6%
49,200	Bed Bath & Beyond Inc. *	3,040,560
56,300	PetSmart, Inc.	3,838,534
		6,879,094
	Service Companies - 1.0%
25,490	Cognizant Technology Solutions - Class A *	1,529,400

	Telecommunication Equipment - 2.6%
70,000	QUALCOMM, Inc.	3,897,600

	TOTAL COMMON STOCKS (Cost $112,446,298)	147,135,219

	SHORT-TERM INVESTMENTS - 3.6%
5,384,367	Invesco STIT Treasury Portfolio - Institutional Class, 0.02% #	5,384,367
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,384,367)	5,384,367
	Total Investments in Securities (Cost $117,830,665) - 101.3%	152,519,586
	Liabilities in Excess of Other Assets - (1.3)%	(1,986,218)
	NET ASSETS - 100.00%	$150,533,368

ADR - American Depositary Receipt
* Non-income producing security.
# Rate shown is the 7-day yield as of June 30, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Mid-Cap Growth Fund
Schedule of Investments
at June 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.5%
	Aerospace/Aircraft - 4.7%
19,000	Spirit AeroSystems Holdings, Inc. - Class A *	$452,770
7,400	TransDigm Group, Inc. *	993,820
		1,446,590
	Airlines - 1.6%
25,600	Spirit Airlines, Inc. *	498,176

	Apparel - 1.4%
5,600	PVH Corp.	435,624

	Beverages - 2.2%
9,420	Monster Beverage Corp. *	670,704

	Business Services - 3.5%
7,420	Portfolio Recovery Associates, Inc. *	677,149
12,100	VeriFone Systems, Inc. *	400,389
		1,077,538
	Chemicals - 4.8%
9,800	Ashland Inc.	679,238
15,000	FMC Corp.	802,200
		1,481,438
	Chemicals - Specialty - 2.7%
9,810	Airgas, Inc.	824,138

	Computer - Storage - 3.8%
8,750	Teradata Corp. *	630,088
17,900	Western Digital Corp. *	545,592
		1,175,680
	Computer Software - Enterprise - 3.2%
36,200	Mentor Graphics Corp. *	543,000
10,200	Solarwinds, Inc. *	444,312
		987,312
	Consumer Goods/Services - 2.8%
12,400	Coinstar, Inc. *	851,384

	Drugs - Generic - 4.8%
44,500	Akorn, Inc. *	701,765
6,700	Perrigo Co.	790,131
		1,491,896
	Drugs - Proprietary - 3.0%
17,100	Questcor Pharmaceuticals, Inc. *	910,404

	Electrical Instruments - 2.2%
14,050	FEI Co. *	672,152

	Energy/Oil Service - 1.5%
11,700	Bristow Group, Inc.	475,839

	Engineering/Construction - 4.8%
34,900	Quanta Services, Inc. *	840,043
24,700	Tetra Tech, Inc. *	644,176
		1,484,219
	Finance/Banks - 1.5%
7,400	Signature Bank *	451,178

	Footwear - 1.7%
16,500	Steven Madden, Ltd. *	523,875

	Health Care Services - 1.8%
23,500	Myriad Genetics, Inc. *	558,595

	Information Services - 2.5%
5,700	Alliance Data Systems Corp. *	769,500

	Insurance - Property/Casualty/Title - 2.2%
22,500	AmTrust Financial Services, Inc.	668,475

	Internet Retail - 1.7%
11,400	IAC/InterActiveCorp.	519,840

	Internet Software & Services - 2.2%
15,900	VeriSign, Inc. *	692,762

	Leisure Time - 1.9%
8,000	Polaris Industries, Inc.	571,840

	Media & Advertising - 2.7%
14,600	Scripps Networks Interactive, Inc. - Class A	830,156

	Medical Supplies - 2.1%
13,100	West Pharmaceutical Services, Inc.	661,419

	Personal Care - 7.4%
21,800	GNC Holdings, Inc. - Class A	854,560
15,000	Nu Skin Enterprises, Inc. - Class A	703,500
7,600	Ulta Salon, Cosmetics & Fragrance, Inc.	709,688
		2,267,748
	Retail - Discount - 4.2%
13,900	Dollar Tree, Inc. *	747,820
8,000	PriceSmart, Inc.	540,080
		1,287,900
	Retail Grocers - 1.8%
9,300	Casey's General Stores, Inc.	548,607

	Retail - Specialty - 4.5%
11,000	PetSmart, Inc.	749,980
7,580	Tractor Supply Co.	629,595
		1,379,575
	Semiconductors & Semiconductor Equipment - 2.3%
23,900	Cirrus Logic, Inc. *	714,132

	Service Companies - 2.0%
9,200	Oil States International, Inc. *	609,040

	Telecommunication Services - 3.6%
36,300	MasTec Inc. *	545,952
17,050	NeuStar, Inc. - Class A *	569,470
		1,115,422
	Trucking - 2.7%
14,200	J.B. Hunt Transport Services, Inc.	846,320

	Water Utilities - 1.7%
15,200	American Water Works Co., Inc.	521,056

	TOTAL COMMON STOCKS (Cost $26,043,684)	30,020,534

	SHORT-TERM INVESTMENTS - 4.5%
1,392,871	Invesco STIT Treasury Portfolio - Institutional Class, 0.02% #	1,392,871
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,392,871)	1,392,871
	Total Investments in Securities (Cost $27,436,555) - 102.0%	31,413,405
	Liabilities in Excess of Other Assets - (2.0)%	(620,450)
	NET ASSETS - 100.00%	$30,792,955

* Non-income producing security.
# Rate shown is the 7-day yield as of June 30, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Funds
Notes to Schedule of Investments
June 30, 2012 (Unaudited)

Note 1 – Securities Valuation

The Chase Funds’ (the “Funds”) investments in securities are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of June 30, 2012:

Chase Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$35,410,881	$-	$-	$35,410,881
Consumer Staples	14,205,914	-	-	14,205,914
Energy	8,408,774	-	-	8,408,774
Financials	3,855,670	-	-	3,855,670
Health Care	13,415,385	-	-	13,415,385
Industrials	12,877,730	-	-	12,877,730
Materials	7,756,405	-	-	7,756,405
Technology	51,204,460	-	-	51,204,460
Total Common Stocks	147,135,219	-	-	147,135,219
Short-Term Investments	5,384,367	-	-	5,384,367
Total Investments in Securities	$152,519,586	$-	$-	$152,519,586

Chase Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$6,904,522	$-	$-	$6,904,522
Consumer Staples	2,462,891	-	-	2,462,891
Energy	1,084,879	-	-	1,084,879
Financials	1,119,653	-	-	1,119,653
Health Care	3,622,314	-	-	3,622,314
Industrials	5,498,406	-	-	5,498,406
Materials	2,305,576			2,305,576
Technology	6,501,237	-	-	6,501,237
Utilities	521,056	-	-	521,056
Total Common Stocks	30,020,534	-	-	30,020,534
Short-Term Investments	1,392,871	-	-	1,392,871
Total Investments in Securities	$31,413,405	$-	$-	$31,413,405

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at June 30, 2012, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended June 30, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Chase Growth Fund

Cost of investments	$117,830,665

Gross unrealized appreciation	$36,373,268
Gross unrealized depreciation	(1,684,347)
Net unrealized appreciation	$34,688,921

Chase Mid-Cap Growth Fund

Cost of investments	$27,440,126

Gross unrealized appreciation	$5,060,252
Gross unrealized depreciation	(1,086,973)
Net unrealized appreciation	$3,973,279

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date 8/28/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 8/28/2012

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 8/28/2012

* Print the name and title of each signing officer under his or her signature.